Staff Expenses - Summary of Staff Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Expenses [Abstract]
Salaries		€ 3,572	€ 3,287	€ 3,273
Pension costs and other staff-related benefit costs		366	385	381
Social security costs		530	509	499
Share-based compensation arrangements		41	49	74
External employees		974	901	716
Education		64	87	76
Other staff costs		208	202	183
Total staff expenses	[1]	€ 5,755	€ 5,420	€ 5,202

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.